RECLAMATION AND CLOSURE COST PROVISIONS - Movement (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in reclamation and closure cost provisions
Balance, beginning of year	$ 2,426,378	$ 1,285,032
Change in reclamation and closure cost estimates	1,229,081	1,542,376
Reclamation costs incurred	(151,051)	(401,030)
Accretion cost	38,660
Maritime Acquisition (Note 5)	7,327,000
Balance, end of year	10,870,068	2,426,378
Current portion of reclamation and closure cost provisions		$ 2,426,378
Non-current portion of reclamation and closure cost provisions	$ 10,870,068